Expense Example - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIPInvestmentGradeBondIIPortfolio-InitialPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Initial Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	$ 505